Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable - Summary of Changes in the Allowance for Doubtful Accounts for Trade Accounts Receivable (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Balance	$ 64,242	$ 87,446	$ 74,266
Bad debt expense (recovery)	60,381	(18,455)	21,569
Losses charged to allowance	(25,061)	(4,749)	(8,389)
Balance	$ 99,562	$ 64,242	$ 87,446